Average Annual Total Returns		12 Months Ended	16 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Research Affiliates Deletions Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Research Affiliates Deletions Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.90%	7.15%
Solactive GBS United States All Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States All Cap Index (reflects no deduction for fees, expenses or taxes)
Solactive GBS United States All Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		17.27%	20.08%
Research Affiliates Deletions ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 09, 2024
Research Affiliates Deletions ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.84%	7.17%
Research Affiliates Deletions ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.59%	6.57%
Research Affiliates Deletions ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.00%	5.30%